Investment Securities, Available-for-sale Securities, Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost [Abstract]
Due in one year or less	$ 9,174
Due in one year through five years	70,790
Due after five years through ten years	9
Amortized Cost	429,360	$ 573,432
Fair Value [Abstract]
Due in one year or less	9,270
Due in one year through five years	71,417
Due after five years through ten years	9
Total securities available for sale	439,071	573,823
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Amortized Cost [Abstract]
Securities, amortized cost	308,432
Amortized Cost	308,432	388,537
Fair Value [Abstract]
Securities, fair value	316,158
Total securities available for sale	316,158	389,517
Small Business Administration-Guaranteed Participation Securities [Member]
Amortized Cost [Abstract]
Securities, amortized cost	40,955
Amortized Cost	40,955	48,991
Fair Value [Abstract]
Securities, fair value	42,217
Total securities available for sale	$ 42,217	$ 48,511